Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
Intangible Assets and Goodwill

4.    Intangible Assets and Goodwill

Intangible Assets

The Company has the following intangible assets, net at March 31, 2020:

	Weighted-
	Average Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
Internally developed software	2.28 years	$47,640	$(23,950)	$23,690
State licenses	4.89 years	11,574	(1,127)	10,447
Intangible Assets, net		$59,214	$(25,077)	$34,137

The Company has the following intangible assets, net at December 31, 2019:

	Weighted-
	Average Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	—	$3,328	$(3,328)	$—
Internally developed software	2.35 years	43,753	(21,188)	22,565
State licenses	4.86 years	12,003	(629)	11,374
Intangible Assets, net		$59,084	$(25,145)	$33,939

The Company recorded amortization expense of $3,260 and $2,098 for the three months ended March 31, 2020 and 2019, respectively.

Goodwill

Due to COVID-19, the Company determined a triggering event occurred and performed an interim goodwill impairment evaluation to determine the fair value of the reporting unit. The evaluation determined the fair value of the reporting unit exceeded the book value of the reporting unit and, as such, no impairment was recorded during the period ended March 31, 2020.

4.    Intangible Assets and Goodwill

The Company has the following intangible assets, net at December 31, 2019:

	Weighted-
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	—	$3,328	$(3,328)	$—
Internally developed software	2.35 years	43,753	(21,188)	22,565
State licenses	4.86 years	12,003	(629)	11,374
Intangible Assets, net		$59,084	$(25,145)	$33,939

The Company has the following intangible assets, net at December 31, 2018:

	Weighted-
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	0.5 years	$3,328	$(3,013)	$315
Internally developed software	2.45 years	28,937	(12,572)	16,365
State licenses	0.75 years	251	(55)	196
Intangible Assets, net		$32,516	$(15,640)	$16,876

The Company recorded amortization expense of  $9,505,  $6,314 and $4,367 for the years ended December 31, 2019, 2018 and 2017, respectively.

At December 31, 2019, estimated future amortization of intangible assets is as follows:

Year ending December 31,
2020	$13,048
2021	10,250
2022	6,241
2023	2,200
2024 and thereafter	2,200
Total	$33,939

Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

Balance as of December 31, 2017	$4,399
Goodwill acquired	339
Balance as of December 31, 2018	$4,738
Goodwill acquired	—
Balance as of December 31, 2019	$4,738

The Company recorded an increase of  $339 to goodwill in connection with an immaterial acquisition during the year ended December 31, 2018. No impairment of goodwill was recorded in the years ended December 31, 2019, 2018 and 2017.